Scotia Dynamic U.S. Growth Fund
Scotia Dynamic U.S. Growth Fund

The RBB Fund, Inc.

Scotia Dynamic U.S. Growth Fund

Class I

Class II

Institutional

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated May 14, 2014

to Prospectus dated March 21, 2014

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective July 14, 2014, the Scotia Dynamic U.S. Growth Fund (the “Fund”) will impose a 2% redemption fee on proceeds from shares redeemed within 60 days following their acquisition.  Accordingly, the “Fees and Expenses of the Fund” table on page 1 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Scotia Dynamic U.S. Growth Fund	Institutional	Class I	Class II
Redemption Fee (as a percentage of amounts redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Scotia Dynamic U.S. Growth Fund		Institutional	Class I	Class II
Management Fees		0.65%	0.65%	0.65%
Other Expenses	[1]	0.45%	0.55%	0.70%
Shareholder Servicing Fee		none	0.10%	0.25%
Total Annual Fund Operating Expenses	[2]	1.10%	1.20%	1.35%
Fee Waivers and Reimbursements		(0.36%)	(0.36%)	(0.36%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	0.74%	0.84%	0.99%
[1]	The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the "Predecessor Fund"), at which time the Predecessor Fund was reorganized into the Fund. Accordingly, the Fund's "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred for the Fund for the current fiscal year.
[2]	Scotia Institutional Asset Management US, Ltd. ("SIAM" or the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for Institutional Shares, 0.84% for Class I Shares and 0.99% for Class II Shares until December 31, 2015. Prior to such date, this contractual agreement may only be terminated by the Fund's Board of Directors. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.